December 31, 1999                           . Pacific Select
                                              Separate Account of
                                              Pacific Life Insurance Company








                                 Annual
                                    Report






                                              Pacific Select

Dear Pacific Select Policy Owner:

     We are pleased to share with you the 1999 Annual Report of the Pacific Select Separate Account ("Separate Account") of Pacific Life Insurance Company ("Pacific Life").

     The Separate Account supports your Pacific Select Flexible Premium Variable Universal Life Insurance Policy ("the Policy") from Pacific Life. The Separate Account is divided into subaccounts, called Variable Accounts. A fixed account option is also available.

     The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1999, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 4, 1999, if later. Also assumed is that 100% of the premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 55, single premium payment of $50,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $134,671:


                                                                             Variable Accounts
                                         ---------------------------------------------------------------------------------------
                                           Aggressive   Emerging                               Multi-      Equity      Growth
                                             Equity      Markets      Growth       Equity     Strategy     Income        LT
                                            1/15/97*    1/15/97*     2/18/88*     5/12/98*    2/22/88*    3/21/88*     1/4/94*
                                         ---------------------------------------------------------------------------------------

(1) Policy Purchased On Date Variable
     Account Began Operations
AV** ...................................    $69,076.25  $47,562.74  $297,161.85   $73,078.05 $152,627.61 $215,708.25 $289,516.12
CSV*** .................................     65,876.25   44,362.74   297,161.85    69,344.71  152,627.61  215,708.25  287,516.12

(2) Policy Purchased On 1/4/99
AV** ...................................     63,226.79   73,866.47    73,161.35    68,419.77   52,600.16   55,645.71   97,157.03
CSV*** .................................     59,226.79   69,866.47    69,161.35    64,419.77   48,600.16   51,645.71   93,157.03

                                             Equity       Inter-     Government     Managed      Money    High Yield
                                              Index      national    Securities      Bond       Market       Bond
                                             2/12/91*     2/18/88*      7/1/88*     2/22/88*     1/7/88*    7/14/88*
                                         -----------------------------------------------------------------------------


(1) Policy Purchased On Date Variable
     Account Began Operations
AV** ...................................   $203,750.48 $119,679.35   $95,326.33  $100,645.30  $68,215.46 $115,409.32
CSV*** .................................    202,917.14  119,679.35    95,326.33   100,645.30   68,215.46  115,409.32

(2) Policy Purchased On 1/4/99
AV** ...................................     59,406.18   59,075.72    48,191.34    48,238.88   51,544.47   50,486.87
CSV*** .................................     55,406.18   55,075.72    44,191.34    44,238.88   47,544.47   46,486.87

--------------------------------------------
     *  Date Variable Account began operations.

    ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age and smoking status.

   *** Cash Surrender Value: Includes deductions for all policy charges, including surrender charges that would have been deducted if the policy had been surrendered on December 31, 1999. Surrender charges vary by policy.

                                 *   *   *   *

     If you have any questions, please contact your Registered Representative, or call Pacific Life's Marketing Department at our toll free number 1-800-800-7681.

Sincerely,


/s/ Thomas C. Sutton

Thomas C. Sutton
Chairman and Chief Executive Officer
Pacific Life Insurance Company

                         INDEPENDENT AUDITORS' REPORT



The Board of Directors
Pacific Life Insurance Company:

  We have audited the accompanying       includes assessing the accounting
statement of assets and liabilities      principles used and significant
of Pacific Select Separate Account       estimates made by management, as well
(comprised of the Aggressive Equity,     as evaluating the overall financial
Emerging Markets, Growth, Equity,        statement presentation. We believe
Multi-Strategy, Equity Income, Growth    that our audits provide a reasonable
LT, Equity Index, International,         basis for our opinion.
Government Securities, Managed Bond,
Money Market, and High Yield Bond          In our opinion, such financial
Variable Accounts) as of December 31,    statements present fairly, in all
1999 and the related statement of        material respects, the financial
operations for the year then ended       position of each of the respective
and statement of changes in net          Variable Accounts constituting
assets for each of the two years in      Pacific Select Separate Account as of
the period then ended (as to the         December 31, 1999 and the results of
Equity Variable Account, for the year    their operations for the year then
ended December 31, 1999 and for the      ended and the changes in their net
period from commencement of              assets for each of the two years in
operations through December 31,          the period then ended (as to the
1998).  These financial statements       Equity Variable Account, for the year
are the responsibility of the            ended December 31, 1999 and for the
Separate Account's management.  Our      period from commencement of
responsibility is to express an          operations through December 31,
opinion on these financial statements    1998), in conformity with generally
based on our audits.                     accepted accounting principles.

  We conducted our audits in
accordance with generally accepted
auditing standards. Those standards      DELOITTE & TOUCHE LLP
require that we plan and perform the
audit to obtain reasonable assurance     Costa Mesa, California
about whether the financial statements   February 7, 2000
are free of material misstatement.
An audit includes examining, on a
test basis, evidence supporting the
amounts and disclosures in the
financial statements. An audit also

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(In thousands)

                                                        Aggressive   Emerging                        Multi-    Equity    Growth
                                                          Equity     Markets    Growth    Equity    Strategy   Income      LT
                                                         Variable    Variable  Variable  Variable   Variable  Variable  Variable
                                                          Account    Account    Account   Account    Account   Account   Account
                                                        ------------------------------------------------------------------------
ASSETS

Investments:
  Aggressive Equity Portfolio (10 shares; cost $112)...    $144
  Emerging Markets Portfolio (7 shares; cost $58) .....                $78
  Growth Portfolio (317 shares; cost $5,749) ..........                         $9,448
  Equity Portfolio (6 shares; cost $164) ..............                                    $210
  Multi-Strategy Portfolio (74 shares; cost $977) .....                                             $1,252
  Equity Income Portfolio (119 shares; cost $2,192)....                                                       $3,290
  Growth LT Portfolio (75 shares; cost $1,377) ........                                                                 $3,591
                                                        ------------------------------------------------------------------------
Total Assets ..........................................     144         78       9,448      210      1,252     3,290     3,591
                                                        ------------------------------------------------------------------------
LIABILITIES

Payables:
  Mortality and expense risk fee ......................                              5                   1         2         2
                                                        ------------------------------------------------------------------------
Total Liabilities .....................................                              5                   1         2         2
                                                        ------------------------------------------------------------------------
NET ASSETS ............................................    $144        $78      $9,443     $210     $1,251    $3,288    $3,589
                                                        ------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1999
(In thousands)

                                                                                         Govern-                           High
                                                                Equity       Inter-       ment     Managed    Money       Yield
                                                                Index        national  Securities   Bond      Market       Bond
                                                               Variable     Variable    Variable   Variable  Variable    Variable
                                                                Account      Account     Account    Account   Account     Account
                                                               ----------------------------------------------------------------
ASSETS

Investments:
    Equity Index Portfolio (145 shares; cost $3,261) .........  $5,554
    International Portfolio (258 shares; cost $3,589) ........              $4,767
    Government Securities Portfolio (24 shares; cost $260)....                          $247
    Managed Bond Portfolio (74 shares; cost $792).............                                    $761
    Money Market Portfolio (130 shares; cost $1,318) .........                                              $1,314
    High Yield Bond Portfolio (714 shares; cost $6,622).......                                                          $6,288
                                                               ----------------------------------------------------------------
Total Assets .................................................   5,554       4,767       247       761       1,314       6,288
                                                               ----------------------------------------------------------------
LIABILITIES

Payables:
    Mortality and expense risk fee ...........................       3           3                               1           4
                                                               ----------------------------------------------------------------
Total Liabilities ............................................       3           3                               1           4
                                                               ----------------------------------------------------------------
NET ASSETS....................................................  $5,551      $4,764      $247      $761      $1,313      $6,284
                                                               ----------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)


                                   Aggressive    Emerging                              Multi-     Equity     Growth
                                    Equity        Markets       Growth     Equity     Strategy    Income       LT
                                   Variable      Variable      Variable   Variable    Variable   Variable   Variable
                                    Account     Account (1)    Account    Account     Account    Account    Account
                                   ---------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends ...................    $13                        $852          $1       $103        $289         $225

EXPENSES
    Mortality and expense
     risk fee....................      1           $1             52           1          9          24           19
                                   ---------------------------------------------------------------------------------
Net Investment Income (Loss) ....     12           (1)           800           0         94         265          206
                                   ---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
    Net realized gain (loss) from
     security transactions.......      2          (31)           207          13         11         446          379
    Net unrealized appreciation
     (depreciation) on
     investments.................     18           70          2,025          34        (32)       (304)       1,305
                                   ---------------------------------------------------------------------------------
Net Realized and Unrealized Gain
 (Loss) on Investments...........     20           39          2,232          47        (21)        142        1,684
                                   ---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.......    $32          $38         $3,032         $47        $73        $407       $1,890
                                   ---------------------------------------------------------------------------------

(1) Total dividends received in full for the year were $367.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)
                                                                    Govern-                         High
                                               Equity     Inter-      ment     Managed    Money     Yield
                                               Index     national  Securities   Bond      Market    Bond
                                               Variable  Variable   Variable   Variable  Variable  Variable
                                               Account   Account    Account    Account   Account   Account
                                               ------------------------------------------------------------
INVESTMENT INCOME
    Dividends................................     $79      $192       $19         $58        $31     $537

EXPENSES
    Mortality and expense
     risk fee................................      35        30         2           5          4       44
                                               ------------------------------------------------------------
Net Investment Income........................      44       162        17          53         27      493
                                               ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
    Net realized gain (loss) from
     security transactions...................     217        85        (3)          1          1       (2)
    Net unrealized appreciation
     (depreciation) on
     investments.............................     637       628       (22)        (73)        (3)    (356)
                                               -----------------------------------------------------------
Net Realized and Unrealized Gain
 (Loss) on Investments.......................     854       713       (25)        (72)        (2)    (358)
                                               -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................    $898      $875       ($8)       ($19)       $25     $135
                                               -----------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                                Aggressive  Emerging                       Multi-  Equity   Growth
                                                                 Equity     Markets   Growth    Equity    Strategy Income     LT
                                                                 Variable   Variable Variable  Variable   Variable Variable Variable
                                                                 Account    Account   Account   Account   Account  Account  Account
                                                               ---------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)...............................     $12       ($1)       $800                 $94      $265      $206
  Net realized gain (loss) from security transactions........       2       (31)        207       $13        11       446       379
  Net unrealized appreciation (depreciation) on investments..      18        70       2,025        34       (32)     (304)    1,305
                                                               ---------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations ........      32        38       3,032        47        73       407     1,890
                                                               ---------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS

  Transfers--policy charges and deductions...................                (1)        (57)                 (7)      (43)      (12)
  Transfers in (from other variable accounts)................               303         709       156        40         7       372
  Transfers out (to other variable accounts).................     (11)     (368)       (869)     (154)       (5)     (760)     (367)
  Transfers--other...........................................                 6        (282)                (14)     (125)     (237)
                                                               ---------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
  from Policy Transactions...................................     (11)      (60)       (499)        2        14      (921)     (244)
                                                               ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................      21       (22)      2,533        49        87      (514)    1,646
                                                               ---------------------------------------------------------------------
NET ASSETS
  Beginning of Year..........................................     123       100       6,910       161     1,164     3,802     1,943
                                                               ---------------------------------------------------------------------
  End of Year................................................    $144       $78      $9,443      $210    $1,251    $3,288    $3,589
                                                               ---------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                                                          Govern-                           High
                                                                   Equity      Inter-      ment       Managed    Money      Yield
                                                                   Index      national   Securities    Bond      Market     Bond
                                                                  Variable    Variable    Variable   Variable   Variable  Variable
                                                                  Account      Account    Account     Account    Account   Account
                                                                 ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income .......................................      $44        $162        $17         $53        $27      $493
  Net realized gain (loss) from security transactions .........      217          85         (3)          1          1        (2)
  Net unrealized appreciation (depreciation) on investments ...      637         628        (22)        (73)        (3)     (356)
                                                                 ------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations..............................................      898         875         (8)        (19)        25       135
                                                                 ------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS

  Transfer of net premiums ....................................                                                    502
  Transfers--policy charges and deductions ....................      (35)        (34)        (1)         (5)       (19)      (30)
  Transfers in (from other variable accounts) .................    1,384         342                    724      1,662       500
  Transfers out (to other variable accounts) ..................     (902)       (615)        (8)       (651)      (822)     (468)
  Transfers--other ............................................      (44)        (61)       (50)         (8)      (353)      (18)
                                                                 ------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
  from Policy Transactions ....................................      403        (368)       (59)         60        970       (16)
                                                                 ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................    1,301         507        (67)         41        995       119
                                                                 ------------------------------------------------------------------
NET ASSETS
  Beginning of Year ...........................................    4,250       4,257        314         720        318     6,165
                                                                 ------------------------------------------------------------------
  End of Year .................................................   $5,551      $4,764       $247        $761     $1,313    $6,284
                                                                 ------------------------------------------------------------------


See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)


                                                                Aggresive Emerging                       Multi-    Equity    Growth
                                                                 Equity   Markets   Growth   Equity      Strategy  Income      LT
                                                                 Variable Variable  Variable Variable    Variable  Variable Variable
                                                                 Account  Account   Account  Account(1)  Account   Account  Account
                                                                --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) .................................    ($1)              $673      ($1)         $96     $406      $55
 Net realized gain (loss) from security transactions ..........      1     ($29)      148                    33       86       14
 Net unrealized appreciation (depreciation) on investments ....     14      (19)     (668)      13           47      235      636
                                                                --------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...............................................     14      (48)      153       12          176      727      705
                                                                --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions .....................              (3)      (71)      (1)          (8)     (55)      (9)
 Transfers in (from other variable accounts) ..................    104       79       443      150           11       32       49
 Transfers out (to other variable accounts) ...................    (14)    (129)     (315)                   (6)    (118)     (21)
 Transfers--other .............................................      1        2      (157)                 (100)     (57)     (16)
                                                                --------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
 from Policy Transactions .....................................     91      (51)     (100)     149         (103)    (198)       3
                                                                --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................    105      (99)       53      161           73      529      708
                                                                --------------------------------------------------------------------
NET ASSETS
 Beginning of Year ............................................     18      199     6,857                 1,091    3,273    1,235
                                                                --------------------------------------------------------------------
 End of Year ..................................................   $123     $100    $6,910     $161       $1,164   $3,802   $1,943
                                                                --------------------------------------------------------------------

(1) For the period from May 12, 1998 (commencement of operations) to December 31, 1998.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                                                    Govern-                                High
                                                         Equity       Inter-         ment        Managed      Money        Yield
                                                         Index       national     Securities      Bond       Market        Bond
                                                        Variable     Variable      Variable      Variable    Variable     Variable
                                                         account      Account       Account      Account     Account       Account
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income................................      $53          $337          $19          $38         $10           $509
 Net realized gain from security transactions.........       97            50            1            4                          9
 Net unrealized appreciation (depreciation)
 on investments.......................................      780          (184)           5           12                       (410)
                                                        ----------------------------------------------------------------------------
Net Increase in Net Assets Resulting
 from Operations......................................      930           203           25           54          10            108
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions.............      (42)          (50)          (1)          (5)         (9)           (39)
 Transfers in (from other variable accounts)..........      131            95            1          142         570            116
 Transfers out (to other variable accounts)...........     (193)         (187)          (2)         (97)       (478)          (133)
 Transfers--other.....................................      (13)          (26)         (37)          (2)          8             12
                                                        ----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
 from Policy Transactions.............................     (117)         (168)         (39)          38          91            (44)
                                                        ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.................      813            35          (14)          92         101             64
                                                        ----------------------------------------------------------------------------
NET ASSETS
 Beginning of Year....................................    3,437         4,222          328          628         217          6,101
                                                        ----------------------------------------------------------------------------
 End of Year..........................................   $4,250        $4,257         $314         $720        $318         $6,165
                                                        ----------------------------------------------------------------------------

See Notes to Financial Statements

                        PACIFIC SELECT SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

  The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of fourteen subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Growth Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Equity Index Variable Account, the International Variable Account, the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, and the High Yield Bond Variable Account. There was no operational activity or outstanding positions in the Bond and Income Variable Account through December 31, 1999. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

  The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

  The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  A. Valuation of Investments

  Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

  B. Security Transactions

  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  C. Federal Income Taxes

  The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

  During 1999, the Fund declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

  Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

  Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

      The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). Total cost and market value of the Separate Account's investments in the Fund as of December 31, 1999 were as follows (amounts in thousands):

                                                                                            Variable Accounts
                                                             -----------------------------------------------------------------
                                                               Aggressive    Emerging                                  Multi-
                                                                Equity       Markets       Growth       Equity        Strategy
                                                             -----------------------------------------------------------------
 Total cost of investments at beginning of year                  $108           $150       $5,239         $149           $858
 Add:  Total net proceeds from policy and M&E transactions                        44           74          156             40
       Reinvested distributions from the Fund:
       (a) Net investment income                                                               16                          31
       (b) Net realized gain                                       13                         836            1             72
                                                             -----------------------------------------------------------------
                                    Sub-Total                     121            194        6,165          306          1,001
 Less: Cost of investments disposed during the year                 9            136          416          142             24
                                                             -----------------------------------------------------------------
 Total cost of investments at end of year                         112             58        5,749          164            977
 Add:  Unrealized appreciation                                     32             20        3,699           46            275
                                                             -----------------------------------------------------------------
 Total market value of investments at end of year                $144            $78       $9,448         $210         $1,252
                                                             -----------------------------------------------------------------

                                                               Equity         Growth       Equity        Inter-     Government
                                                               Income           LT         Index        national    Securities
                                                             -----------------------------------------------------------------
 Total cost of investments at beginning of year                $2,402         $1,035       $2,597       $3,709           $306
 Add:  Total net proceeds from policy and M&E transactions         24            372          822           59
       Reinvested distributions from the Fund:
       (a) Net investment income                                   29                          56           31             15
       (b) Net realized gain                                      260            225           23          161              4
                                                             -----------------------------------------------------------------
                                    Sub-Total                   2,715          1,632        3,498        3,960            325
 Less: Cost of investments disposed during the year               523            255          237          371             65
                                                             -----------------------------------------------------------------
 Total cost of investments at end of year                       2,192          1,377        3,261        3,589            260
 Add:  Unrealized appreciation (depreciation)                   1,098          2,214        2,293        1,178            (13)
                                                             -----------------------------------------------------------------
 Total market value of investments at end of year              $3,290         $3,591       $5,554       $4,767           $247
                                                             -----------------------------------------------------------------


                                                              Managed         Money        High Yield
                                                               Bond           Market         Bond
                                                             --------------------------------------------
 Total cost of investments at beginning of year                  $678           $318       $6,147
 Add:  Total net proceeds from policy and M&E transactions        155          1,536           86
       Reinvested distributions from the Fund:
       (a) Net investment income                                   41             31          537
       (b) Net realized gain                                       17
                                                             --------------------------------------------
                                    Sub-Total                     891          1,885        6,770
 Less: Cost of investments disposed during the year                99            567          148
                                                             --------------------------------------------
 Total cost of investments at end of year                         792          1,318        6,622
 Add:  Unrealized depreciation                                    (31)            (4)        (334)
                                                             --------------------------------------------
 Total market value of investments at end of year                $761         $1,314       $6,288
                                                             --------------------------------------------

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

   Transactions in Separate Account units for the year ended December 31, 1999 and the selected accumulation unit information as of December 31, 1999 were as follows:

                                                                              Variable Accounts
                                                     ------------------------------------------------------------
                                                       Aggressive  Emerging                             Multi-
                                                         Equity    Markets     Growth       Equity     Strategy
                                                     ------------------------------------------------------------
Total units outstanding at beginning of year            10,759      14,939     154,387       14,925       35,445
Increase (decrease) in units resulting from
    policy transactions:

    (a) Transfer of net premiums                                         1
    (b) Transfers--policy charges and deductions            (6)       (133)     (1,167)         (31)       (218)
    (c) Transfers in (from other variable accounts)                 36,222      14,912       13,340       1,124
    (d) Transfers out (to other variable accounts)        (812)    (43,906)    (18,286)     (14,083)       (145)
    (e) Transfers--other                                               531      (5,921)         (72)       (392)
                                                     ------------------------------------------------------------
                          Sub-Total                       (818)     (7,285)    (10,462)        (846)        369
                                                     ------------------------------------------------------------
Total units outstanding at end of year                   9,941       7,654     143,925       14,079      35,814
                                                     ------------------------------------------------------------
Accumulation Unit Value:  At beginning of year          $11.43       $6.69      $44.76       $10.81      $32.85

                          At end of year                $14.46      $10.20      $65.61       $14.92      $34.93
                                                     ------------------------------------------------------------

                                                        Equity     Growth      Equity       Inter-     Government
                                                        Income       LT        Index       national    Securities
                                                     ------------------------------------------------------------

Total units outstanding at beginning of year            87,745      62,601     113,573      183,341      13,791
Increase (decrease) in units resulting from
    policy transactions:

    (a) Transfer of net premiums
    (b) Transfers--policy charges and deductions          (937)       (292)       (884)      (1,417)        (38)
    (c) Transfers in (from other variable accounts)        160       5,717      35,192       14,080           7
    (d) Transfers out (to other variable accounts)     (16,749)     (5,647)    (22,936)     (25,340)       (373)
    (e) Transfers--other                                (2,760)     (3,632)     (1,135)      (2,485)     (2,261)
                                                     ------------------------------------------------------------
                          Sub-Total                    (20,286)     (3,854)     10,237      (15,162)     (2,665)
                                                     ------------------------------------------------------------
Total units outstanding at end of year                  67,459      58,747     123,810      168,179      11,126
                                                     ------------------------------------------------------------

Accumulation Unit Value:  At beginning of year          $43.33      $31.03      $37.42       $23.22      $22.78

                          At end of year                $48.74      $61.10      $44.83       $28.33      $22.17
                                                     ------------------------------------------------------------

                                                      Managed     Money     High Yield
                                                        Bond      Market       Bond
                                                     ---------------------------------
Total units outstanding at beginning of year            29,885      19,262     238,261
Increase (decrease) in units resulting from
    policy transactions:

    (a) Transfer of net premiums                                    29,333
    (b) Transfers--policy charges and deductions          (196)     (1,119)     (1,137)
    (c) Transfers in (from other variable accounts)     30,596      98,671      19,452
    (d) Transfers out (to other variable accounts)     (27,479)    (48,812)    (18,202)
    (e) Transfers--other                                  (362)    (20,869)       (730)
                                                     ---------------------------------
                           Sub-Total                     2,559      57,204        (617)
                                                     ---------------------------------
Total units outstanding at end of year                  32,444      76,466     237,644
                                                     ---------------------------------
Accumulation Unit Value:   At beginning of year         $24.08      $16.48      $25.88

                           At end of year               $23.45      $17.18      $26.44
                                                     ---------------------------------

------------------------------------
 ** Accumulation Unit: unit of measure used to calculate the value of a Policy
    Owner's interest in a Variable Account during the accumulation period.